Note 1 - Nature of Operations (Detail) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 02, 2009	Mar. 31, 2011	Sep. 30, 2012	Mar. 31, 2010
Shares, Outstanding	2,000,000
Subsidiary or Equity Method Investee, Price-Per-Share (in Dollars per share)	$ 0.025
Number of Shares Transferred Under Share Purchase Agreement	2,025,000
Number of Shares, Price Paid, Transferred Under Share Purchase Agreement (in Dollars)	$ 1
Number of Stock Options Cancelled (in Dollars)	$ 905,000
Stock Issued During Period, Shares, Acquisitions (in Shares)	4,025,000	1,097,400	9,876,600	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	350,000
Fair Value Assumptions, Exercise Price (in Dollars per share)	$ 0.065	$ 0.60
Shares Held in Escrow	9,050,000